FINANCIAL ASSETS AND LIABILITIES - Schedule of estimated realization in shareholders' equity (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book value		R$ 3,799,328	R$ 2,546,799
Comprehensive income		(393,651)	R$ (125,233)	R$ 723
Gains or (losses) realized	[1]	R$ 822,687
Leasing [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Period for exchange rate effects of highly probable revenues projection		20 years
Cash flow hedges [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional		R$ (1,783,341)
Fair value		446,224
Book value		446,224
Deferred taxes		(151,716)
Effect on shareholders' equity		294,508
Net operating revenue		(12,086)
Net financial result		(18,366)
Comprehensive income		446,224
Gains or (losses) realized		23,029
Cash flow hedges [member] | Rumo S.A. [member] | Leasing [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional		(1,783,341)
Fair value		446,224
Book value		446,224
Deferred taxes		(151,716)
Effect on shareholders' equity		294,508
Net operating revenue		(6,937)
Net financial result		(486)
Comprehensive income		446,224
Gains or (losses) realized
Cash flow hedges [member] | Rumo S.A. [member] | Derivative futures (BRENT)
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Net operating revenue		(5,149)
Net financial result		(17,880)
Comprehensive income
Gains or (losses) realized		R$ 23,029

[1]	The gain mentioned in this settlement was recognized in the financial results for the year.